4. ACQUISITIONS AND SALES: Schedule of Allocation of Purchase Consideration (Tables)	12 Months Ended
Dec. 31, 2024
PsPortals, Inc
Schedule of Allocation of Purchase Consideration

Assets acquired
Cash	$567,975
Computers and equipment	44,798
Note receivable	63,195
Product development costs (Note 9)	1,048,782
Less liabilities assumed
Accounts payable	(1,721)
Deferred revenue	(595,860)
Net purchase price ($900,000 USD)	$1,127,169
Acquisition payment
Cash ($450,000 USD, less closing adjustment)	$558,414
Promissory note ($450,000 USD)	568,755
TOTAL	$1,127,169

Ecker Capital, Inc
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$7,334	$9,921
Accounts receivable	136,214	184,242
Less liabilities assumed
Accounts payable	(191,744)	(259,352)
Deferred revenue	(242,546)	(328,068)
SBA Loan – Interactive Systems, Inc.	(535,145)	(723,837)
SBFS LLC Loan dba RapidAdvance	(44,684)	(60,439)
Net Asset (Liability) Acquired	$(870,571)	(1,177,534)

ZooOffice, Inc
Schedule of Allocation of Purchase Consideration

Assets acquired	USD	CAD
Cash	$8,104	$10,962
Accounts receivable	41,480	56,106
Less liabilities assumed
Accounts payable	(1,688)	(2,283)
Deferred revenue	(265,957)	(359,733)
SBA Loan – ZooOffice, Inc.	(157,250)	(212,696)
Net Asset (Liability) Acquired	$(375,311)	(507,646)